Revenue - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 781	$ 571	$ 1,553	$ 3,442	$ 3,856	$ 3,841
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenues	24	0	360	0	16	865
Revenue recognized over time
Disaggregation of Revenue [Line Items]
Revenues	$ 757	$ 571	$ 1,193	$ 3,442	$ 3,840	$ 2,976